Document and Entity Information	Jan. 12, 2026
Cover [Abstract]
Entity Registrant Name	Primo Brands Corp
Amendment Flag	false
Entity Central Index Key	0002042694
Document Type	8-K
Document Period End Date	Jan. 12, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-42404
Entity Tax Identification Number	99-3483984
Entity Address, Address Line One	1150 Assembly Drive
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(813)
Local Phone Number	544-8515
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, $0.01 par value per share
Trading Symbol	PRMB
Security Exchange Name	NYSE
Entity Emerging Growth Company	false